Right of use assets and lease liabilities - Lease liabilities in profit and loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated entity
Lease liabilities [Line items]
Depreciation right-of-use assets	€ 600,000	€ 451,000